Cover	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-39138
Entity Registrant Name	JASPER THERAPEUTICS, INC.
Entity Central Index Key	0001788028
Entity Tax Identification Number	84-2984849
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2200 Bridge Pkwy Suite #102
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	650
Local Phone Number	549-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Voting Common Stock, par value $0.0001 per share
Trading Symbol	JSPR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false